Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2024	$4,250,798	$(1,042,441)	$3,208,357
- Acquisition of vessels, vessel upgrades and other vessel costs	15,328	—	15,328
- Other fixed assets	163	—	163
- Vessel sales	(118,014)	45,007	(73,007)
- Vessel transferred to held for sale	(20,467)	9,690	(10,777)
- Depreciation for the period	—	(85,562)	(85,562)
Balance, June 30, 2025	$4,127,808	$(1,073,306)	$3,054,502

Vessels and other fixed assets, net and Advances for vessels under construction - Vessels under construction (Table)
Balance, December 31, 2024	$27,526
- Capitalized expenses	827
- Capitalized interest and finance costs	736
Balance, June 30, 2025	$29,089